Interest Income and Expense (Tables)	3 Months Ended
Jan. 31, 2025
Interest Income and Expense [Abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification
The following tables present interest income

and interest expense by basis of accounting

measurement.
Interest Income
(millions of Canadian dollars) For the three months ended
January 31, 2025 January 31, 2024
Measured at amortized cost 1 $ 19,844 $ 19,566

Measured at FVOCI – Debt instruments 1 902 933
20,746 20,499
Measured or designated at FVTPL 2,061 2,250
Measured at FVOCI – Equity instruments 65 64
Total $ 22,872 $ 22,813
Interest income is calculated using EIRM.
Interest Expense
(millions of Canadian dollars) For the three months ended
January 31, 2025 January 31, 2024
Measured at amortized cost 1 $ 11,820 $ 12,192

Measured or designated at FVTPL 3,186 3,133
Total $ 15,006 $ 15,325
Interest expense is calculated using EIRM.